Deferred Revenue	12 Months Ended
Mar. 31, 2023
Contract liabilities [abstract]
Deferred Revenue

Note 13 — Deferred Revenue

	As of March 31,
	2023	2022
Deferred Revenue	38,250	—
Total Deferred Revenue	38,250	—

Deferred revenue is recorded when money is received in advance for our products that have not been fulfilled. For the year ended March 31, 2023, the Company recorded deferred revenue of $38,250 for an order placed from a customer that had not been fulfilled. There was no deferred revenue recorded for the year ended March 31, 2022.